Employment Benefits - Summary of Employment Benefits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Net defined benefit asset	₩ 40,425	₩ 70,187
Net defined benefit obligations	1,449,837	1,033,409
Other long-term employee benefit obligations	₩ 1,710	₩ 1,911